Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In December 2024, our Compensation Committee adopted an Equity Grant Timing Policy (the “Equity Grant Policy”), which provides that it is the Company’s policy to generally grant equity awards, including stock options, outside of blackout periods under our insider trading policy. With respect to grants of stock options to our named executive officers and to the extent a grant during a close window is deemed necessary or appropriate by the Compensation Committee, awards typically may not occur during the period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains material non-public information (“MNPI”). Under the Equity Grant Policy, annual equity grants to the Company’s employees are typically granted within one week following the first regularly scheduled Compensation Committee meeting each year (or, with respect to grants to the Chief Executive Officer, within one week following the first regularly scheduled Board meeting each year). Grants to new hires generally occur on the first business day of each month for new hires who commenced employment during the previous month. Employees, including the named executive officers, may enroll to purchase shares under the terms of our 2016 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally in February and August of each year using payroll deductions accumulated during the prior six-month period. During 2024, we did not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
The following table sets forth information regarding stock options issued to our named executive officers during 2024 during any period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains MNPI. Dr. Sloan did not receive any stock options during any such period in 2024. The awards set forth in the following table were granted prior to the Company's adoption of the Equity Grant Policy.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI (1)

Cameron Turtle	2/1/2024	277,750	$25.86	$5,914,353	(0.8)%
Scott Burrows	2/1/2024	70,000	$25.86	$1,490,566	(0.8)%

(1) Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the disclosure of MNPI ($25.74 on February 2, 2024) and the trading day beginning immediately following the disclosure of MNPI ($25.53 on February 6, 2024).

Award Timing Method	Under the Equity Grant Policy, annual equity grants to the Company’s employees are typically granted within one week following the first regularly scheduled Compensation Committee meeting each year (or, with respect to grants to the Chief Executive Officer, within one week following the first regularly scheduled Board meeting each year). Grants to new hires generally occur on the first business day of each month for new hires who commenced employment during the previous month. Employees, including the named executive officers, may enroll to purchase shares under the terms of our 2016 Employee Stock Purchase Plan, as amended (the “ESPP”), with purchase dates generally in February and August of each year using payroll deductions accumulated during the prior six-month period.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	With respect to grants of stock options to our named executive officers and to the extent a grant during a close window is deemed necessary or appropriate by the Compensation Committee, awards typically may not occur during the period beginning four business days before and ending one business day after the filing of a Form 10-K or Form 10-Q or the filing or furnishing of a Form 8-K that contains material non-public information (“MNPI”).
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of MNPI and the Trading Day Beginning Immediately Following the Disclosure of MNPI (1)

Cameron Turtle	2/1/2024	277,750	$25.86	$5,914,353	(0.8)%
Scott Burrows	2/1/2024	70,000	$25.86	$1,490,566	(0.8)%

(1) Reflects the percentage change in the closing market price of our common stock between the trading day ending immediately prior to the disclosure of MNPI ($25.74 on February 2, 2024) and the trading day beginning immediately following the disclosure of MNPI ($25.53 on February 6, 2024).

Cameron Turtle [Member]
Awards Close in Time to MNPI Disclosures
Name		Cameron Turtle
Underlying Securities | shares		277,750
Exercise Price | $ / shares		$ 25.86
Fair Value as of Grant Date | $		$ 5,914,353
Underlying Security Market Price Change		(0.008)
Scott Burrows [Member]
Awards Close in Time to MNPI Disclosures
Name		Scott Burrows
Underlying Securities | shares		70,000
Exercise Price | $ / shares		$ 25.86
Fair Value as of Grant Date | $		$ 1,490,566
Underlying Security Market Price Change		(0.008)